STOCKHOLDERS’ EQUITY AND STOCK COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

NOTE 6. STOCKHOLDERS’ EQUITY AND STOCK COMPENSATION

On October 16, 2014, the Company issued 425,000 shares of the Company’s common stock under the 2012 Plan to certain officers and consultants of the Company. The shares issued are subject to restrictions and future vesting conditions based on the Company reaching certain future milestones. During the year ended December 31, 2016, 106,250 of these shares became vested upon the achievement of certain milestones related to our public offering of common stock mentioned above. None of the remaining 318,750 shares were vested as of the issuance date. Compensation expense will be recognized in the applicable future periods on these unvested shares should the applicable milestones be achieved in accordance with the vesting schedule. There is no assurance that these milestones will in fact be achieved and that the shares will in fact vest in the future.
The Company has outstanding warrants that allow holders to purchase up to 263,588 shares at an exercise price of $4.00 per share. The warrants will expire on September 27, 2018, if not exercised prior to that date.

NOTE 6. STOCKHOLDERS’ EQUITY AND STOCK COMPENSATION

On February 1, 2016, the Company issued an aggregate of 22,609 shares of the Company’s common stock under the 2012 Plan to certain officers and consultants of the Company. The shares were valued at a per share price of $5.00 per share consistent with the price of the Company’s current registered stock offering and were utilized as payment for a portion of the officers and consultants outstanding bonus compensation for the year ended December 31, 2015 of $113,045.
The Company filed a registration statement on Form S-11 with the Security Exchange Commission (“SEC”) for the offer of a minimum of 3,000,000 shares and a maximum of 5,000,000 shares of common stock for sale to the public at an offering price of $5.00 per share. The SEC declared the Company’s registration statement effective on May 10, 2016. Under the terms of the offering, the Company issued 3,694,620 shares of stock and received $18,473,100 in gross offering proceeds through December 31, 2016 when the offering was terminated. Offering costs totaled $1,931,258 and have been offset against additional paid-in capital as a cost of the stock issuance.
On October 16, 2014, the Company issued 425,000 shares of the Company’s common stock under the 2012 Plan to certain officers and consultants of the Company. The shares issued are subject to restrictions and future vesting conditions based on the Company reaching certain future milestones. During the year ended December 31, 2016, 106,250 of these shares became vested upon the achievement of certain milestones related to our public offering of common stock mentioned above. Accordingly, $425,000 of noncash share-based compensation expense was then recognized based on the value of the shares on the date of grant. None of the remaining 318,750 shares were vested as of the issuance date. Compensation expense will be recognized in the applicable future periods on these unvested shares should the applicable milestones be achieved in accordance with the vesting schedule. There is no assurance that these milestones will in fact be achieved and that the shares will in fact vest in the future.
The Company has outstanding warrants that allow holders to purchase up to 263,588 shares at an exercise price of $4.00 per share. The warrants will expire on September 27, 2018, if not exercised prior to that date.